Reverse recapitalization - Summary of Fair Value Change of Earn-Out Rights (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gores Guggenheim, Inc. Business Combination Agreement (BCA)
Reverse Recapitalization [Line Items]
Gains (losses) on change in fair value of earn-out rights	$ 443,168	$ 902,068	$ 0